                                  THE PATRIOT
                           SENTRY VARIABLE ACCOUNT II



                      [SENTRY LIFE INSURANCE COMPANY LOGO]











                                  ANNUAL REPORT
                                -----------------
                                DECEMBER 31, 2000

   A flexible premium deferred variable annuity funded by T. Rowe Price Fixed
     Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price
               International Series, Inc., and Janus Aspen Series

                                                               February 15, 2001

Dear Contract Owner:

During 2000, changes were made to the investment managers and investment portfolios offered with your variable contract.

On January 7, 2000, four investment portfolios managed by T. Rowe Price and Associates, Inc., and Janus Capital Corporation were substituted for the existing Neuberger Berman Advisers Management Trust, Inc. portfolios.

On May 1, 2000, the number of investment portfolios available with your variable contract was expanded from four to ten. The investment portfolios now available are:

Janus Aspen Series Institutional Shares
  - Growth Portfolio
  - Aggressive Growth Portfolio
  - Capital Appreciation Portfolio
  - Worldwide Portfolio
  - Balanced Portfolio

T. Rowe Price Fixed Income Series, Inc.
  - T. Rowe Price Prime Reserve Portfolio
  - T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price Equity Series, Inc.
  - T. Rowe Equity Income Portfolio
  - T. Rowe Price Personal Strategy Balanced Portfolio

T. Rowe Price International Series, Inc.
  - T. Rowe Price International Stock Portfolio

This expansion allows you more choices and a greater opportunity to diversify your contract values. You may make transfers as you wish among the new portfolios without charge. To initiate a transfer, make a written request or call (800) 533-7827 to authorize a telephone transfer.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,


/s/ Dale R. Schuh
-----------------
Dale R. Schuh, President
Sentry Life Insurance Company






The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and Janus Aspen Institutional Series are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                          SENTRY LIFE INSURANCE COMPANY
                           SENTRY VARIABLE ACCOUNT II
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000


ASSETS:
Investments at market value:

 Janus Aspen Series:

   Aspen Growth Portfolio, 42,676 shares (cost $1,324,665)                          $ 1,130,056

   Aspen Aggressive Growth Portfolio, 1,140,332 shares (cost $64,243,676)            41,394,055

   Aspen Capital Appreciation Portfolio, 22,115 shares (cost $679,603)                  592,461

   Aspen Worldwide Growth Portfolio, 17,103 shares (cost $743,847)                      632,461

   Aspen Balanced Portfolio, 35,689 shares (cost $918,777)                              867,610

 T. Rowe Price Fixed Income Series, Inc.:

   Prime Reserve Portfolio, 2,926,072 shares (cost $2,926,072)                        2,926,072

   Limited Term Bond Portfolio, 998,344 shares (cost $4,774,887)                      4,921,835

 T. Rowe Price Equity Series, Inc.:

   Equity Income Portfolio, 27,406 shares (cost $515,019)                               535,792

   Personal Strategy Balanced Portfolio, 937,910 shares (cost $14,832,095)           14,575,115

 T. Rowe Price International Series, Inc.:

   International Stock Portfolio, 9,819 shares (cost $173,544)                          147,974
                                                                                    -----------

    Total assets                                                                     67,723,431

LIABILITIES:

Dividends payable                                                                         5,116

Accrued expenses                                                                          8,010
                                                                                    -----------

NET ASSETS                                                                          $67,710,305
                                                                                    ===========

    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT II
STATEMENTS OF OPERATIONS


                                                                    For the Years ended December 31,
                                                   ------------------------------------------------------------------------

                                                            T. Rowe Price                           T. Rowe Price
                                                            Prime Reserve*                       Limited Term Bond*
                                                   --------------------------------        --------------------------------
                                                       2000                1999                2000                 1999
                                                   ------------        ------------        ------------        ------------
Investment Income:
 Dividends                                         $    175,176        $    118,848        $    280,229        $    319,622
Expenses:
 Mortality and expense risk charges                      31,540              33,848              50,689              66,370
                                                   ------------        ------------        ------------        ------------
Net investment income (loss)                            143,636              85,000             229,540             253,252
                                                   ------------        ------------        ------------        ------------
Realized gains (losses) on investments:
 Realized net investment gain (loss)                         --                  --            (169,721)            (86,444)
 Capital gain distributions received                         --                  --                  --                  --
                                                   ------------        ------------        ------------        ------------
 Realized gain (loss) on investments and
  capital gain distributions, net                            --                  --            (169,721)            (86,444)
Unrealized appreciation (depreciation), net                  --                  --             315,905            (152,501)
                                                   ------------        ------------        ------------        ------------
Net increase (decrease) in net assets
 from operations                                   $    143,636        $     85,000        $    375,724        $     14,307
                                                   ============        ============        ============        ============


                                                                    For the Years ended December 31,
                                                   ------------------------------------------------------------------------

                                                             Janus Aspen                           T. Rowe Price
                                                         Aggressive Growth*                  Personal Strategy Balanced*
                                                   --------------------------------        --------------------------------
                                                       2000                1999                2000                 1999
                                                   ------------        ------------        ------------        ------------
Investment Income:
 Dividends                                         $  3,354,583        $         --        $    434,814        $    185,833
Expenses:
 Mortality and expense risk charges                     632,165             525,689             152,019             140,065
                                                   ------------        ------------        ------------        ------------
Net investment income (loss)                          2,722,418            (525,689)            282,795              45,768
                                                   ------------        ------------        ------------        ------------
Realized gains (losses) on investments:
 Realized net investment gain (loss)                 18,515,974           1,260,786           3,263,855             109,142
 Capital gain distributions received                  3,384,409           2,286,697             747,583             275,308
                                                   ------------        ------------        ------------        ------------
 Realized gain (loss) on investments and
  capital gain distributions, net                    21,900,383           3,547,483           4,011,438             384,450
Unrealized appreciation (depreciation), net         (43,878,430)         16,987,351          (3,997,059)          3,175,329
                                                   ------------        ------------        ------------        ------------
Net increase (decrease) in net assets
 from operations                                   $(19,255,629)       $ 20,009,145        $    297,174        $  3,605,547
                                                   ============        ============        ============        ============

      * Portfolios were substituted on January 7, 2000. See Note 1 to the financial statements.

    The accompanying notes are an integral part of these financial statements


                                      For the Period May 1, 2000
                                      through December 31, 2000
                        ---------------------------------------------------------
                        T. Rowe Price         T. Rowe Price
                           Equity             International           Janus Aspen
                           Income                 Stock                Growth
                        -------------         -------------           -----------
                            2000                  2000                   2000
                        -------------         -------------           -----------
                        $    3,017             $     903              $   8,236

                             1,284                   822                  3,635
                        ----------             ---------              ---------
                             1,733                    81                  4,601
                        ----------             ---------              ---------

                               362                  (945)                (2,085)
                            10,868                 4,332                 19,091
                        ----------             ---------              ---------

                            11,230                 3,387                 17,006
                            20,773               (25,570)              (194,609)
                        ----------             ---------              ---------

                        $   33,736             $ (22,102)             $(173,002)
                        ==========             =========              =========


                                      For the Period May 1, 2000
                                      through December 31, 2000
                        ---------------------------------------------------------
                        Janus Aspen           Janus Aspen
                          Capital              Worldwide            Janus Aspen
                        Appreciation            Growth                Balanced
                        ------------          ------------          -------------
                           2000                   2000                   2000
                        ------------          ------------          -------------
                        $   5,169              $   5,232              $  22,973

                            2,407                  2,135                  3,203
                        ---------              ---------              ---------
                            2,762                  3,097                 19,770
                        ---------              ---------              ---------
                              937                 (2,646)                (4,119)
                               98                 15,106                 18,560
                        ---------              ---------              ---------
                            1,035                 12,460                 14,441
                          (87,142)              (111,386)               (51,167)
                        ---------              ---------              ---------
                        $ (83,345)             $ (95,829)             $ (16,956)
                        =========              =========              =========

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS


                                                                          For the Years ended December 31,
                                                          ------------------------------------------------------------------
                                                                   T. Rowe Price                       T. Rowe Price
                                                                  Prime Reserve *                   Limited Term Bond *
                                                          ------------------------------      ------------------------------
                                                              2000               1999             2000               1999
                                                          ------------      ------------      ------------      ------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                             $    143,636      $     85,000      $    229,540      $    253,252
 Realized gains (losses)                                            --                --          (169,721)          (86,444)
 Unrealized appreciation (depreciation), net                        --                --           315,905          (152,501)
                                                          ------------      ------------      ------------      ------------
Net increase (decrease) in net assets
 from operations                                               143,636            85,000           375,724            14,307
                                                          ------------      ------------      ------------      ------------
Contract transactions:
 Purchase payments                                             415,697           239,467           195,877           163,195
 Transfers between subaccounts, net                           (277,168)          955,918           (73,539)
                                                                                                                    (281,647)
 Withdrawals                                                  (719,816)         (432,315)         (690,950)
                                                                                                                    (752,459)
 Contract maintenance fees                                      (2,676)           (3,004)           (4,126)
                                                                                                                      (5,588)
 Surrender charges                                              (3,549)           (1,563)           (4,081)           (4,015)
                                                          ------------      ------------      ------------      ------------
Net increase (decrease) in net assets
 derived from contract transactions                           (587,512)          758,503          (576,819)         (880,514)
                                                          ------------      ------------      ------------      ------------
Total increase (decrease) in net assets                       (443,876)          843,503          (201,095)         (866,207)
Net assets at beginning of year                              3,367,212         2,523,709         5,119,269         5,985,476
                                                          ------------      ------------      ------------      ------------
Net assets at end of year                                 $  2,923,336      $  3,367,212      $  4,918,174      $  5,119,269
                                                          ============      ============      ============      ============


                                                                          For the Years ended December 31,
                                                          ------------------------------------------------------------------

                                                                   Janus Aspen                      T. Rowe Price
                                                                Aggressive Growth *           Personal Strategy Balanced *
                                                          ------------------------------      ------------------------------
                                                             2000                1999             2000              1999
                                                          ------------      ------------      ------------      ------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                             $  2,722,418      $   (525,689)     $    282,795      $     45,768
 Realized gains (losses)                                    21,900,383         3,547,483         4,011,438           384,450
 Unrealized appreciation (depreciation), net               (43,878,430)       16,987,351        (3,997,059)        3,175,329
                                                          ------------      ------------      ------------      ------------
Net increase (decrease) in net assets
 from operations                                           (19,255,629)       20,009,145           297,174         3,605,547
                                                          ------------      ------------      ------------      ------------
Contract transactions:
 Purchase payments                                           4,554,196         3,246,498         1,653,063         1,731,851
 Transfers between subaccounts, net                           (310,607)         (236,434)       (1,048,702)
                                                                                                                    (437,837)
 Withdrawals                                                (4,458,846)       (5,280,344)       (1,245,215)
                                                                                                                  (1,225,883)
 Contract maintenance fees                                     (54,430)          (45,922)          (11,861)
                                                                                                                     (11,305)
 Surrender charges                                             (28,364)          (36,485)          (14,738)          (15,185)
                                                          ------------      ------------      ------------      ------------
Net increase (decrease) in net assets
  derived from contract transactions                          (298,051)       (2,352,687)         (667,453)           41,641
                                                          ------------      ------------      ------------      ------------
Total increase (decrease) in net assets                    (19,553,680)       17,656,458          (370,279)        3,647,188
Net assets at beginning of year                             60,945,160        43,288,702        14,943,726        11,296,538
                                                          ------------      ------------      ------------      ------------
Net assets at end of year                                 $ 41,991,480      $ 60,945,160      $ 14,573,447      $ 14,943,726
                                                          ============      ============      ============      ============


       * Portfolios were substituted on January 7, 2000. See Note 1 to the financial statements.

    The accompanying notes are an integral part of these financial statements


                                     For the Period May 1, 2000
                                     through December 31, 2000
                      ------------------------------------------------------
                     T. Rowe Price       T. Rowe Price
                         Equity          International          Janus Aspen
                         Income              Stock                Growth
                      ------------       -------------          ------------
                          2000               2000                  2000
                      ------------       -------------          ------------
                      $    1,733         $        81            $     4,601
                          11,230               3,387                 17,006
                          20,773             (25,570)              (194,609)
                      ----------         -----------            -----------
                          33,736             (22,102)              (173,002)
                      ----------         -----------            -----------
                         112,885              46,000                789,586
                         392,917             123,254                513,824
                          (3,756)                 --                   (841)
                             (48)                 --                   (132)
                            (225)                 --                    (15)
                      ----------         -----------            -----------
                         501,773             169,254              1,302,422
                      ----------         -----------            -----------
                         535,509             147,152              1,129,420
                              --                  --                     --
                      ----------         -----------            -----------
                      $  535,509         $   147,152            $ 1,129,420
                      ==========         ===========            ===========


                                     For the Period May 1, 2000
                                     through December 31, 2000
                      ------------------------------------------------------

                      Janus Aspen        Janus Aspen
                        Capital           Worldwide             Janus Aspen
                      Appreciation         Growth                 Balanced
                      ------------      -------------           ------------
                         2000               2000                    2000
                      ------------      -------------           ------------
                      $    2,762         $     3,097            $    19,770
                           1,035              12,460                 14,441
                         (87,142)           (111,386)               (51,167)
                      ----------         -----------            -----------
                         (83,345)            (95,829)               (16,956)
                      ----------         -----------            -----------
                         403,503             487,260                737,846
                         273,199             241,557                165,265
                          (1,128)               (522)               (17,919)
                            (130)                (97)                   (54)
                             (45)                (44)                  (774)
                      ----------         -----------            -----------
                         675,399             782,154                884,364
                         592,054             632,325                867,408
                              --                  --                     --
                      ----------         -----------            -----------
                      $  592,054         $   632,325            $   867,408
                      ==========         ===========            ===========

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 and 1999

1. ORGANIZATION AND CONTRACTS

   The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   Prior to January 7, 2000, all assets of each subaccount of the Variable Account were invested in shares of corresponding portfolios of the Neuberger Berman Advisers Management Trust (Trust). On January 7, 2000, the Company substituted shares of certain Portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Janus Aspen Series for shares of certain Portfolios of the Trust (the "Substitution") as follows:


    From these Portfolios:              Into these Portfolios:
    ----------------------              ----------------------
    AMT Liquid Asset Portfolio          T. Rowe Price Prime Reserve Portfolio
    AMT Limited Maturity Portfolio      T. Rowe Price Limited Term Bond Portfolio
    AMT Balanced Portfolio              T. Rowe Price Personal Strategy Balanced Portfolio
    AMT Growth Portfolio                Janus Aspen Series Aggressive Growth Portfolio

   The substitution had no effect on a subaccount's unit value or number of units outstanding. The new subaccount name is reflected in the Statements of Operations and Statements of Changes in Net Assets for periods prior to the substitution, although the investment activity relates to the Portfolios in place during these periods.

   On May 1, 2000, the Company began offering six additional subaccounts with related Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:


    T. Rowe Price Equity Series, Inc.              Janus Aspen Series
    ---------------------------------              ------------------
      T. Rowe Price Equity Income Portfolio          Balanced Portfolio
                                                     Growth Portfolio
    T. Rowe Price International Series, Inc.         Capital Appreciation Portfolio
    ----------------------------------------         Worldwide Growth Portfolio
      T. Rowe Price International Stock Portfolio


   The Trust and the Portfolios (collectively the Funds) are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2. SIGNIFICANT ACCOUNTING POLICIES

   VALUATION OF INVESTMENTS

   Investments in shares of the Funds are valued at the the Funds' offering and redemption price per share.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

December 31, 2000 and 1999

3. EXPENSES

   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $8,010 at December 31, 2000.

   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

   There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

   Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

4. NET ASSETS

   At December 31, 2000 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                        ACCUMULATION   ACCUMULATION
                                                            UNITS        UNIT VALUE        VALUE
                                                        ------------  -------------      ------------
   Janus Aspen Growth Portfolio                             139,346   $    8.11          $ 1,129,420
   Janus Aspen Aggressive Growth Portfolio                  707,901       58.47           41,391,480
   Janus Aspen Capital Appreciation Portfolio                75,033        7.89              592,054
   Janus Aspen Worldwide Growth Portfolio                    78,882        8.02              632,325
   Janus Aspen Balanced Portfolio                            89,928        9.65              867,408
   T. Rowe Price Prime Reserve Portfolio                    150,642       19.41            2,923,336
   T. Rowe Price Equity Income Portfolio                     47,087       11.37              535,509
   T. Rowe Price Limited Term Bond Portfolio                181,200       27.14            4,918,174
   T. Rowe Price Personal Strategy Balanced Portfolio       478,031       30.49           14,573,447
   T. Rowe Price International Stock Portfolio               17,095        8.61              147,152
                                                                                         -----------
      Total net assets                                                                   $67,710,305
                                                                                         ===========

   At December 31, 2000 significant concentrations of ownership were as follows:


                                                     NUMBER OF
                                               CONTRACT OWNERS   PERCENTAGE OWNED
                                               ---------------   ----------------
   Janus Aspen Growth Portfolio                    1                 16.0
   Janus Aspen Capital Appreciation Portfolio      1                 10.0
   Janus Aspen Worldwide Growth Portfolio          1                 14.5
   Janus Aspen Balanced Portfolio                  2                 25.8
   T. Rowe Price Equity Income Portfolio           2                 56.0
   T. Rowe Price International Stock Portfolio     3                 75.8

December 31, 2000 and 1999

5. PURCHASES AND SALES OF SECURITIES

   In 2000, purchases and proceeds on sales of the Funds' shares were as follows:


                                                                                  PROCEEDS
                                                                   PURCHASES      ON SALES
                                                                 ------------   ------------
  Janus Aspen Growth Portfolio                                   $  1,369,276   $     42,525
  Janus Aspen Aggressive Growth Portfolio                          72,566,711     66,760,156
  Janus Aspen Capital Appreciation Portfolio                          714,140         35,474
  Janus Aspen Worldwide Growth Portfolio                              766,508         20,015
  Janus Aspen Balanced Portfolio                                      978,488         55,592
  T. Rowe Price Prime Reserve Portfolio                             5,267,758      5,697,014
  T. Rowe Price Equity Income Portfolio                               530,188         15,532
  T. Rowe Price Limited Term Bond Portfolio                         5,882,853      6,226,863
  T. Rowe Price Personal Strategy Balanced Portfolio               18,206,169     17,842,775
  T. Rowe Price International Stock Portfolio                         187,598         13,109
                                                                 ------------   ------------
    Total                                                        $106,469,689   $ 96,709,055
                                                                 ============   ============

   In 1999, purchases and proceeds on sales of the Trust's shares were as follows:


                                                                                  PROCEEDS
                                                                    PURCHASES     ON SALES
                                                                  -----------   -----------
  Neuberger Berman Advisers Management Trust:
  Liquid Asset Portfolio                                          $ 2,649,719   $ 1,809,121
  Growth Portfolio                                                  7,685,380     8,275,374
  Limited Maturity Bond Portfolio                                     678,316     1,306,207
  Balanced Portfolio                                                2,606,274     2,243,498
                                                                  -----------   -----------
    Total                                                         $13,619,689   $13,634,200
                                                                  ===========   ===========

                        REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY
    AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE ACCOUNT II:

In our opinion, the accompanying combined statement of assets and liabilities and the related separate statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account II, and the Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, and T. Rowe Price International Stock Portfolio thereof, at December 31, 2000, and the results of each of their operations and changes in each of their net assets for each of the two years in the period then ended, or for the period May 1, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000, by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
February 9, 2001

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[SENTRY LIFE INSURANCE COMPANY LOGO]

1800 North Point Drive
Stevens Point, WI 54481